Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000121124_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%
C000121124_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%
C000121124_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			15.08%
C000121129_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.65%
C000121129_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.57%
C000121129_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.57%
C000205046_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.65%
C000205046_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.57%
C000205046_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.37%
C000121128_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.65%
C000121128_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.57%
C000121128_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.57%
C000121130_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.65%
C000121130_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.57%
C000121130_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.57%
C000121127_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.65%
C000121127_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.57%
C000121127_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.57%
C000121125_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.65%
C000121125_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.57%
C000121125_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.57%
C000121124_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.14%
C000121124_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		3.21%
C000121124_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.75%
C000121124_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.37%
C000121124_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.55%
C000121124_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.39%
C000121129_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%
C000121129_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.38%)
C000121129_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.48%
C000121129_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.45%
C000121129_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.45%)
C000121129_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.00%
C000205046_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.63%
C000205046_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.26%)
C000205046_NoLoadClassMember_2025-08-01_2026-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	2.62%
C000205046_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.45%
C000205046_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.45%)
C000205046_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.66%
C000121128_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.32%
C000121128_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(4.58%)
C000121128_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.53%
C000121128_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.03%
C000121128_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.90%)
C000121128_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.89%
C000121128_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.45%
C000121128_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.45%)
C000121128_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.00%
C000121130_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%
C000121130_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.38%)
C000121130_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.52%
C000121130_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.45%
C000121130_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.45%)
C000121130_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.00%
C000121127_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.45%
C000121127_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(4.38%)
C000121127_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.57%
C000121127_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%
C000121127_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(4.38%)
C000121127_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.57%
C000121127_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.45%
C000121127_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.45%)
C000121127_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.00%
C000121125_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.19%
C000121125_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(4.79%)
C000121125_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.58%
C000121125_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.30%
C000121125_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.66%)
C000121125_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.19%
C000121125_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.45%
C000121125_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.45%)
C000121125_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.00%